Financial risk management and financial instruments - Interest Rate Risk (Details) R in Millions	12 Months Ended
	Jun. 30, 2025 ZAR (R) item	Jun. 30, 2024 ZAR (R) item
Financial risk management and financial instruments
Number of open interest rate swaps | item	0	0
Financial assets	R 85,517	R 86,216
Financial liabilities	R (155,495)	R (168,266)
Variable rate as a percentage of total financial assets	85.00%	86.00%
Fixed rate as a percentage of total financial assets	15.00%	14.00%
Variable rate as a percentage of total financial liabilities	30.00%	38.00%
Fixed rate as a percentage of total financial liabilities	70.00%	62.00%
Variable
Financial risk management and financial instruments
Financial assets	R 37,790	R 42,053
Financial liabilities	(30,886)	(44,471)
Net financial instruments	6,904	(2,418)
Fixed
Financial risk management and financial instruments
Financial assets	6,895	7,046
Financial liabilities	(71,759)	(72,680)
Net financial instruments	R (64,864)	R (65,634)
Interest rate risk | Variable
Financial risk management and financial instruments
Percentage of increase in risk variable used for sensitivity analysis	1.00%	1.00%
Percentage of decrease in risk variable used for sensitivity analysis	1.00%	1.00%
Interest rate risk | Variable | South Africa
Financial risk management and financial instruments
Income statement impact of increase in risk variable	R 247	R 250
Interest rate risk | Variable | Europe
Financial risk management and financial instruments
Income statement impact of increase in risk variable	15	32
Interest rate risk | Variable | United States
Financial risk management and financial instruments
Income statement impact of increase in risk variable	(218)	(328)
Interest rate risk | Variable | Other
Financial risk management and financial instruments
Income statement impact of increase in risk variable	R 22	R 21